Note 6 - Other Income, Net	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Other Income and Other Expense Disclosure [Text Block]
6.	Other income, net

	2019	2018

(Gain) Loss on investments	$(109)	$(168)
Fair value adjustment on AR facility deferred purchase price	465	-
Equity earnings from non-consolidated investments	(2,065)	(1,321)
Other	(144)	208
	$(1,853)	$(1,281)